Earnings/(Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share
	As of August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted.	(193,933)	(109,914)	(417,307)	(60,575)
Net income/(loss) from discontinued operations	(574,709)	(4,915,580)	(782,685)	(113,614)
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted-discontinued operations	(535,896)	(4,877,653)	(746,267)	(108,328)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,443	6,612	11,082	11,082
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	-	-	-	-
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,443	6,612	11,082	11,082
Earnings/(loss) per share – basic & diluted for continuing operations	(0.0301)	(0.0166)	(0.0377)	(0.0055)
Earnings/(loss) per share – basic & diluted for discontinued operations	(0.0832)	(0.7377)	(0.0673)	(0.0098)